Stock Option Plan and Warrants (Details Narrative) - USD ($)			12 Months Ended
	Jan. 18, 2010	Oct. 15, 2009	Dec. 31, 2020	Dec. 31, 2012	Dec. 31, 2011
Number of options shares authorized			10,000,000
Unrecognized stock- based compensation			$ 0
2009 Option Plan [Member]
Number of shares of common stock issued		1,500,000
2010 Option Plan [Member]
Number of options to purchase	1,000,000
Number of common stock shares issued increase during the period				13,000,000	3,000,000
Number of options outstanding			2,500,000